Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2018
Securitizations and Variable Interest Entities
Fair value of retained interests

	Billions of yen
	March 31, 2017
	Level 1	Level 2	Level 3		Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥308		¥—	¥308	¥308		¥—
Bank and corporate debt securities	—	—		—	—	—		—
CMBS and RMBS	—	—				—

Total	¥—	¥308	¥		¥308	¥308	¥

	Billions of yen
	March 31, 2018
	Level 1	Level 2	Level 3		Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥288		¥—	¥288	¥288	¥
Bank and corporate debt securities	—	—		—	—	—		—
CMBS and RMBS	—	—

Total	¥—	¥288	¥		¥288	¥288	¥

Fair value of firm's retained interests and sensitivity of this fair value

	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2017	2018
Fair value of retained interests(1)	¥285	¥263
Weighted-average life (Years)	7.3	7.4
Constant prepayment rate	2.8%	9.3%
Impact of 10% adverse change	(1.5)	(1.5)
Impact of 20% adverse change	(3.0)	(2.8)
Discount rate	3.4%	3.5%
Impact of 10% adverse change	(1.7)	(2.2)
Impact of 20% adverse change	(3.3)	(4.3)

(1)	The sensitivity analysis covers the material retained interests held of ¥285 billion out of ¥308 billion as of March 31, 2017 and ¥263 billion out of ¥288 billion as of March 31, 2018. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type and carrying value of financial assets

	Billions of yen
	March 31
	2017	2018
Assets
Trading assets
Equities	¥6	¥1
Debt securities	20	20
CMBS and RMBS	7	—
Loans	3	1

Total	¥36	¥22

Liabilities
Long-term borrowings	¥36	¥21

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2017	2018
Consolidated VIE assets
Cash and cash equivalents	¥4	¥23
Trading assets
Equities	679	712
Debt securities	682	436
CMBS and RMBS	11	4
Investment trust funds and other	11	12
Derivatives	15	20
Private equity investments	2	2
Office buildings, land, equipment and facilities	15	25
Other	44	66

Total	¥1,463	¥1,300

Consolidated VIE liabilities
Trading liabilities
Derivatives	18	22
Borrowings
Short-term borrowings	103	124
Long-term borrowings	851	829
Other	2	2

Total	¥974	¥977

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2017
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥65	¥—	¥65
Debt securities	109	—	109
CMBS and RMBS	3,754	—	3,754
Investment trust funds and other	146	—	146
Derivatives		—	2
Private equity investments	24	—	24
Loans	388	—	388
Other	10	—	10
Commitments to extend credit and other guarantees	—	—	59

Total	¥4,496	¥—	¥4,557

	Billions of yen
	March 31, 2018
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	110	—	110
CMBS and RMBS	2,775	—	2,775
Investment trust funds and other	174	—	174
Derivatives	—	—	—
Private equity investments	13	—	13
Loans	455	—	455
Other	17	—	17
Commitments to extend credit and other guarantees	—	—	71

Total	¥3,579	¥—	¥3,650